WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	AUSTRALIA — 3.4%
274,767	Lynas Rare Earths Ltd.*	$3,730,587
258,320	Neuren Pharmaceuticals Ltd.*	2,155,744
1,785,987	Superloop Ltd.*	4,049,954
		9,936,285
	AUSTRIA — 1.0%
63,854	ASTA Energy Solutions A.G.*	2,878,301
	BRAZIL — 5.2%
280,500	Cia de Saneamento de Minas Gerais Copasa MG	3,124,549
309,500	Embraer S.A.	4,597,777
335,173	Inter & Co., Inc. - Class A	2,667,977
353,118	PRIO S.A.*	4,513,589
		14,903,892
	CANADA — 8.6%
386,860	5N Plus, Inc.*	8,810,096
103,255	Definity Financial Corp.	4,861,023
109,878	MDA Space Ltd.*	2,783,481
306,768	Secure Waste Infrastructure Corp.	4,813,993
25,200	Sprott, Inc.	3,596,222
		24,864,815
	CHINA — 2.4%
1,522,889	Harbin Electric Co., Ltd. - Class H	4,112,997
758,000	Wasion Holdings Ltd.	2,751,786
		6,864,783
	CZECH REPUBLIC — 1.5%
156,807	CSG N.V.*	4,230,092
	DENMARK — 0.9%
84,656	ALK-Abello A/S	2,676,468
	FINLAND — 0.9%
249,517	Nokian Renkaat Oyj	2,655,718
	FRANCE — 1.5%
31,937	Exail Technologies S.A.*	4,422,887
	GERMANY — 9.3%
142,247	AIXTRON S.E.	5,550,313
16,527	Alzchem Group A.G.	3,307,654

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
148,706	Auto1 Group S.E.*	$2,647,455
207,100	Deutz A.G.	2,082,178
17,635	Elmos Semiconductor S.E.	3,038,634
124,378	Nordex S.E.*	6,740,074
47,543	Scout24 S.E.	3,668,191
		27,034,499
	INDIA — 3.3%
1,224,839	Federal Bank, Ltd.	3,383,570
73,968	Godfrey Phillips India Ltd.	1,473,216
1,948,928	Indian Energy Exchange Ltd.	2,381,443
94,540	Multi Commodity Exchange of India Ltd.	2,415,819
		9,654,048
	IRELAND — 0.9%
24,510	COSMO Pharmaceuticals N.V.	2,590,345
	ISRAEL — 1.0%
64,460	Tel Aviv Stock Exchange Ltd.	2,863,489
	ITALY — 6.6%
99,768	Avio S.p.A.	3,873,090
202,819	Cementir Holding N.V.	3,625,495
290,138	Lottomatica Group Spa	8,377,349
47,217	SOL S.p.A.	3,214,380
		19,090,314
	JAPAN — 18.2%
167,400	77 Bank Ltd.	3,315,354
160,900	Chugin Financial Group, Inc.	2,901,102
188,000	Fuso Chemical Co., Ltd.	3,354,881
114,900	Integral Corp.	2,333,586
53,460	Japan Steel Works Ltd.	2,944,783
172,300	Kyoto Financial Group, Inc.	4,539,853
23,500	Meiko Electronics Co., Ltd.	3,784,147
53,500	Micronics Japan Co., Ltd.	3,332,005
17,300	Mitsui Kinzoku Co., Ltd.	3,281,548
174,117	PayPay Corp. - ADR*	3,715,657
91,100	Rakuten Bank, Ltd.*	3,330,588
126,700	Shibaura Mechatronics Corp.	3,370,069
50,900	Sinfonia Technology Co., Ltd.	3,506,806
351,041	Timee, Inc.*	2,917,901
127,300	Toyo Tire Corp.	2,986,537

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
150,600	Yonex Co., Ltd.	$2,879,190
		52,494,007
	MEXICO — 1.5%
57,802	Vista Energy S.A.B. de C.V. - ADR*	4,362,317
	NORWAY — 1.2%
70,958	Protector Forsikring A.S.A.	3,448,407
	SINGAPORE — 2.3%
1,979,200	AEM Holdings Ltd.*	6,528,420
	SOUTH KOREA — 4.9%
13,660	APR Corp.	3,116,794
248,297	BNK Financial Group, Inc.	3,011,285
134,009	JB Financial Group Co., Ltd.	2,749,828
6,445	LIG Nex1 Co., Ltd.	2,659,533
112,747	Vitzrocell Co., Ltd.	2,710,623
		14,248,063
	SPAIN — 2.5%
291,286	ATALAYA MINING COPPER S.A.	2,772,750
33,628	Grenergy Renovables S.A.*	4,475,439
		7,248,189
	SWEDEN — 4.4%
349,305	Apotea A.B.*	2,344,580
324,047	Attendo A.B.	3,489,888
130,707	BoneSupport Holding A.B.*	2,734,902
154,426	Hemnet Group A.B.	1,760,290
99,521	MIPS A.B.	2,442,012
		12,771,672
	SWITZERLAND — 4.6%
87,618	Kuros Biosciences A.G.*	2,475,022
92,158	Montana Aerospace A.G.*	3,025,090
85,397	R&S Group Holding A.G.*	2,210,817
71,574	SMG Swiss Marketplace Group A.G.*,1	2,500,686
188,376	Sportradar Group A.G. - Class A*	3,153,414
		13,365,029
	TAIWAN — 3.3%
25,000	Jentech Precision Industrial Co., Ltd.	3,143,468
637,000	Lite-On Technology Corp.	2,915,061

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
77,000	Universal Microwave Technology, Inc.	$3,574,492
		9,633,021
	UNITED KINGDOM — 8.4%
360,679	Babcock International Group PLC	5,599,523
1,363,679	Baltic Classifieds Group PLC	3,303,154
56,310	Cranswick PLC	3,898,098
89,553	Genus PLC	2,839,915
350,355	Rightmove PLC	2,004,513
752,540	Shawbrook Group PLC*	3,187,462
212,277	St. James's Place PLC	3,349,509
		24,182,174
	TOTAL COMMON STOCKS
	(Cost $257,940,774)	282,947,235
	TOTAL INVESTMENTS — 97.8%
	(Cost $257,940,774)	282,947,235
	Other Assets in Excess of Liabilities — 2.2%	6,244,050
	TOTAL NET ASSETS — 100.0%	$289,191,285

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,500,686, which represents 0.86% of total net assets of the Fund.